Leasehold Improvement and Equipment, Net (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense		$ 37,087	$ 40,131
Impairment of leasehold improvements and equipment	$ 55,919		55,919
Leasehold Improvement [Member]
Impairment of leasehold improvements and equipment			33,882
Furniture and Education Equipment [Member]
Impairment of leasehold improvements and equipment			$ 22,037